LONG TERM DEBT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
LONG TERM DEBT [Text Block]

18. LONG TERM DEBT

On December 10, 2019, the Corporation entered into a $50,000 senior secured revolving credit facility with the Royal Bank of Canada and the Bank of Nova Scotia. The credit facility is available for general corporate purposes, including the financing of working capital, capital expenditures and acquisitions. This credit facility has a three-year maturity with no fixed repayment dates prior to the end of the three-year term ending December 10, 2022. Depending on the type of advance, interest rates under the credit facility are based on Canada prime rate, US base rate, Bankers' Acceptance (BA), London Interbank Offered Rate (LIBOR) or Euro Interbank Offered Rate (EURIBOR) plus an additional 0.75% to 2.00%.

On November 23, 2020, the Corporation entered into an agreement with the lenders to amend the existing senior secured credit facility (the "Amendment"). Under the terms of the Amendment, the financial covenants which included the net senior leverage ratio, the interest coverage ratio, and the fixed charge coverage ratio were replaced through to June 30, 2021 with a minimum Adjusted EBITDA and a minimum liquidity test, with the Corporation agreeing to extend the Minimum Adjusted EBITDA test two additional quarters. Under the Amendment, the Corporation also agreed to reduce the facility size from $50,000 to $40,000. The Corporation also agreed to not initiate any purchases under the NCIB program and to restrict payments related to the RSU plan up to June 30, 2021. The amended credit facility also included an anti-cash hoarding clause, which required a repayment of excess cash borrowings when the Corporation's unrestricted cash and cash equivalents, plus amounts receivable from payment processors less amounts owing to loyalty partners, exceeds $25,000. Beginning in the third quarter of 2021, this amount was increased to $30,000. On November 10, 2021, the Corporation entered into an agreement with the lenders to further amend the senior secured credit facility to revise the Minimum Adjusted EBITDA requirement for the fourth quarter of 2021.

Under the Amendment on November 23, 2020, the Corporation has negotiated with the lenders to replace London Interbank Offered Rate (LIBOR) with the Secured Overnight Financing Rate (SOFR) as the recommended benchmark replacement. Drawdowns and advances under the amended credit facility are based on Canada prime rate, US base rate, Bankers' Acceptance (BA), Secured Overnight Financing Rate (SOFR) or Euro Interbank Offered Rate (EURIBOR) plus an additional 1.75% to 2.75%.

As at December 31, 2020, the Corporation had a one month LIBOR Advance of $15,000 outstanding at an interest rate of 2.94% under the credit facility. At the end of the fourth quarter of 2020, the Corporation's cash levels increased to an amount which triggered a repayment of $3,500 under the anti-cash hoarding clause of the amended credit facility. This repayment was made subsequent to the 2020 year end and was presented as current portion of long term debt on the consolidated statements of financial position as at December 31, 2020. The remaining balance of $11,500 was recorded as long term debt on the consolidated statements of financial position and was subsequently repaid during the first quarter of 2021.

For the remainder of the year and as at December 31, 2021, the Corporation did not have any borrowings on the senior secured credit facility.

The Corporation was in compliance with all applicable covenants under the amended credit facility agreement as at December 31, 2021 and 2020.

Capital management

The Corporation's financial strategy is designed and formulated to maintain a flexible capital structure to allow the Corporation the ability to respond to changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, the Corporation could issue new shares, repurchase shares, approve regular or special dividends or issue debt. The above noted credit facility provides the Corporation with additional financial flexibility. The Corporation's senior management is responsible for managing capital through regular reviews of financial information to ensure sufficient resources are available to meet operating requirements and investments to support its long term growth strategy. The Board of Directors is responsible for overseeing this process. The Corporation's financing and refinancing decisions are made on a specific transaction basis and depend on such things as the Corporation's needs and market and economic conditions at the time of the transaction. The Corporation may invest in long or short term investments depending on liquidity requirements. The Corporation does not have any externally imposed capital compliance requirements other than those required to maintain its credit facility.